Fair Value Measurements: (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 309,575	$ 271,436
Marketable securities fair value level three	45,237	47,006
Marketable securities fair value total	354,812	318,442
Convertible notes fair value level two	21,038,884	21,773,229
Convertible notes fair value total	$ 21,038,884	$ 21,773,229